Personnel expenses and cost of material (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses and cost of material
Personnel expenses	€ 319,353	€ 250,082	€ 199,496
Statutory retirement insurance expenses	12,407	10,065	8,594
Cost of materials	107,837	92,827	70,887
Foreign
Personnel expenses and cost of material
Personnel expenses	240,947	187,677	147,129
Statutory retirement insurance expenses	7,566	6,292	5,580
Cost of materials	€ 83,275	€ 73,064	€ 54,037